Employee Benefits (Details 5) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Actuarial loss (gain) arising from changes in financial assumption	SFr (150,552)	SFr 412,396	SFr (167,623)
Actuarial loss arising from experience adjustments	211,331	264,417	175,375
Actuarial gain arising from demographic assumptions		(258,876)
Return on plan assets excluding interest income	(332,759)	(23,835)	46,164
Total defined benefit cost for the year recognized in the other comprehensive loss	SFr (271,980)	SFr 394,102	SFr 53,916